Document and Entity Information	Oct. 17, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001403431
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 17, 2023
Entity Registrant Name	HERITAGE-CRYSTAL CLEAN, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33987
Entity Tax Identification Number	26-0351454
Entity Address, Address Line One	2000 Center Drive
Entity Address, Address Line Two	Suite East C300
Entity Address, City or Town	Hoffman Estates
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60192
City Area Code	(847)
Local Phone Number	836-5670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	HCCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false